FAIR VALUE OF ASSETS AND LIABILITIES - Items Measured at fair value on a non-recurring basis (Details) - Non-recurring fair value measurement - Non-current assets held for sale - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 82,503	$ 124,395
Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	3,277	4,799
Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	70,252	112,789
Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	8,974	6,807
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	82,503	124,395
Level 3 | Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	3,277	4,799
Level 3 | Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	70,252	112,789
Level 3 | Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 8,974	$ 6,807